SHARE-BASED PAYMENTS - (Summary Of Restricted Shares Granted) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Granted	518,175
Outstanding, December 31, 2017 | $ / shares	$ 17.55
Granted | $ / shares	25.05
Forfeited | $ / shares	17.91
Expired | $ / shares	17.55
Outstanding, December 31, 2018 | $ / shares	$ 17.62
Restricted Stock [Member]
Unvested, December 31, 2017	1,604,768
Granted	19,500
Forfeited	(201,439)
Expired	(356,194)
Unvested, December 31, 2018	1,066,635